Other Real Estate Owned (OREO) (Tables)	12 Months Ended
Dec. 31, 2013
Changes in Balance for Other Real Estate Owned
Changes in the balance for OREO for the years ended December 31, 2013 and 2012 are as follows:

	December 31,
(dollars in thousands)	2013	2012
Balance at the beginning of year, gross	$5,558	$8,729
Transfers from loans	1,921	5,032
Sales proceeds	(4,508)	(5,661)
Previously recognized impairment losses on disposition	(1,142)	(2,315)
(Loss) on disposition	(775)	(227)
Balance at the end of year, gross	1,054	5,558
Less valuation allowance	(254)	(811)
Balance at the end of year, net	$800	$4,747

Changes in Valuation Allowance for Other Real Estate Owned
Changes in the valuation allowance for OREO for the years ended December 31, 2013, 2012 and 2011 are as follows:

	December 31,
(dollars in thousands)	2013	2012	2011
Balance at the beginning of year	$811	$1,403	$928
Valuation allowance	585	1,723	1,386
Charge-offs	(1,142)	(2,315)	(911)
Balance at the end of year	$254	$811	$1,403

Expenses applicable to OREO, other than the valuation allowance, were $218 thousand, $421 thousand and $769 thousand for the years ended December 31, 2013, 2012 and 2011, respectively.